BASIS OF PRESENTATION AND LIQUIDITY (Details Textual) In Millions, unless otherwise specified	9 Months Ended
	Dec. 31, 2012 Treppel Credit Line [Member]	Dec. 30, 2011 Nonconvertible Series F Preferred Stock [Member] Socius Agreement [Member]
Preferred Stock, Shares Authorized		5
Line of Credit Facility, Interest Rate During Period	10.00%